Fair Value (Details 1) - Level 3 - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Individually Evaluated Loans [Member]
Estimated Fair Value	$ 1,646	$ 0
Other Real Estate
Estimated Fair Value	$ 369	$ 0